Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

			Average Summary	Average	Value of Initial Fixed $100 Investment based on:[5]
Fiscal Year	Summary Compensation Table Total for PEO[1] ($)	Compensation Actually Paid to PEO[1,2,3,4] ($)	Compensation Table Total for Non-PEO NEOs[1] ($)	Compensation Actually Paid to Non-PEO NEOs[1,2,3,4] ($)	TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)	Adjusted EBITDA[6] ($ Millions)
2024	274,074	274,074	5,788,486	6,261,216	125.19	205.89	(3,744.2)	845.2
2023	115,015	115,015	6,495,652	4,231,852	100.58	165.71	(1,124.7)	940.6
2022	142,996	142,996	3,316,198	2,134,073	129.62	183.07	418.0	827.2
2021	138,347	138,347	3,726,889	6,429,764	148.98	170.46	588.9	1,066.1

1.	Strauss Zelnick was our PEO for each fiscal year presented. The individuals comprising the Non-PEO NEOs for each fiscal year presented were Lainie Goldstein, Karl Slatoff, and Daniel Emerson.

2.	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 4 below.
3.	Messrs. Zelnick and Slatoff were compensated for their respective services to the Company under the 2022 Management Agreement and, prior to May 23, 2022, the 2017 Management Agreement. The provisions of the 2022 Management Agreement and the 2017 Management Agreement establish the payments and benefits to which ZMC is entitled as consideration for providing the services set forth therein. In general, in connection with their provision of services to the Company, the actual amount of compensation received by Messrs. Zelnick and Slatoff is determined in the sole discretion of ZMC and without the Company’s knowledge, except that, under the terms of the 2022 Management Agreement and the 2017 Management Agreement, Mr. Zelnick may not receive more than 60% of the payments and benefits made to ZMC and Mr. Slatoff may not receive more than 40% of the payments and benefits made to ZMC. Amounts paid by ZMC to Messrs. Zelnick and Slatoff are not included in this disclosure.
4.	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Fiscal Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2024	274,074	—	—	274,074

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	5,788,486	(4,620,159)	5,092,889	6,261,216

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Fiscal Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total- Inclusion of Equity Values for PEO ($)
2024	—	—	—	—	—	—	—

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	4,320,472	489,722	—	282,695	—	—	5,092,889

5.	The Peer Group TSR set forth in this table utilizes the RDG Technology Composite Index, which we have also utilized in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended March 31, 2024. The comparison assumes $100 was invested for the period starting March 31, 2020, through the end of the listed fiscal year in the Company and in the RDG Technology Composite Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
6.	We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our NEOs in fiscal 2024. Adjusted EBITDA is a non-GAAP measure, which is defined as GAAP net income (loss) excluding the change in deferred net revenue and related cost of revenue, stock-based compensation, business reorganization, interest expense (income), depreciation and amortization, goodwill impairment, amortization and impairment of intangible assets, bonus, income taxes, impact of the revaluation of the Turkish Lira against the U.S. Dollar, fair value adjustments related to certain equity investments and acquisition-related costs. A reconciliation of GAAP net income to Adjusted EBITDA for fiscal 2024 is provided in Annex A. Adjusted EBITDA may not have been the most important financial performance measure in prior fiscal years, and we may determine a different financial performance measure to be the most important financial performance measure in future fiscal years.

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
1.	Strauss Zelnick was our PEO for each fiscal year presented. The individuals comprising the Non-PEO NEOs for each fiscal year presented were Lainie Goldstein, Karl Slatoff, and Daniel Emerson.

Changed Peer Group, Footnote [Text Block]		The Peer Group TSR set forth in this table utilizes the RDG Technology Composite Index, which we have also utilized in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended March 31, 2024. The comparison assumes $100 was invested for the period starting March 31, 2020, through the end of the listed fiscal year in the Company and in the RDG Technology Composite Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	[1]	$ 274,074	$ 115,015	$ 142,996	$ 138,347
PEO Total Compensation Amount	[1],[2],[3],[4]	$ 274,074	115,015	142,996	138,347
Adjustment To PEO Compensation, Footnote

Fiscal Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2024	274,074	—	—	274,074

Fiscal Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total- Inclusion of Equity Values for PEO ($)
2024	—	—	—	—	—	—	—

Non-PEO NEO Average Total Compensation Amount	[1]	$ 5,788,486	6,495,652	3,316,198	3,726,889
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3],[4]	$ 6,261,216	4,231,852	2,134,073	6,429,764
Adjustment to Non-PEO NEO Compensation Footnote

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	5,788,486	(4,620,159)	5,092,889	6,261,216

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	4,320,472	489,722	—	282,695	—	—	5,092,889

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid, Company Total Shareholder Return (“TSR”), and Peer Group TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years compared to that of the RDG Technology Composite Index over the same period.

PEO and Average Non-PEO NEO Compensation Actually Paid
Versus TSR

Compensation Actually Paid vs. Net Income

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the four most recently completed fiscal years.

PEO and Average Non-PEO NEO Compensation Actually Paid
Versus Net Income

Compensation Actually Paid vs. Company Selected Measure

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Adjusted EBITDA

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Adjusted EBITDA during the four most recently completed fiscal years.

PEO and Average Non-PEO NEO Compensation Actually Paid
Versus Adjusted EBITDA

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our NEOs for fiscal 2024 to Company performance. The measures in this table are not ranked.

Adjusted EBITDA Relative TSR

Total Shareholder Return Amount	[5]	$ 125.19	100.58	129.62	148.98
Peer Group Total Shareholder Return Amount	[5]	205.89	165.71	183.07	170.46
Net Income (Loss)		$ (3,744,200,000)	$ (1,124,700,000)	$ 418,000,000.0	$ 588,900,000
Company Selected Measure Amount	[6]	845,200,000	940,600,000	827,200,000	1,066,100,000
Additional 402(v) Disclosure		The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 4 below.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Relative TSR
PEO [Member] | Exclusion of Stock Awards
Pay vs Performance Disclosure [Table]
Average Year End Fair Value of Equity Awards Granted in the Year that were Unvested at Year End
PEO [Member] | Inclusion of Equity Values
Pay vs Performance Disclosure [Table]
Average Year End Fair Value of Equity Awards Granted in the Year that were Unvested at Year End
PEO [Member] | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO
Pay vs Performance Disclosure [Table]
Average Year End Fair Value of Equity Awards Granted in the Year that were Unvested at Year End
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO
Pay vs Performance Disclosure [Table]
Average Year End Fair Value of Equity Awards Granted in the Year that were Unvested at Year End
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO
Pay vs Performance Disclosure [Table]
Average Year End Fair Value of Equity Awards Granted in the Year that were Unvested at Year End
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO
Pay vs Performance Disclosure [Table]
Average Year End Fair Value of Equity Awards Granted in the Year that were Unvested at Year End
PEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO
Pay vs Performance Disclosure [Table]
Average Year End Fair Value of Equity Awards Granted in the Year that were Unvested at Year End
PEO [Member] | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO
Pay vs Performance Disclosure [Table]
Average Year End Fair Value of Equity Awards Granted in the Year that were Unvested at Year End
PEO [Member] | Total Inclusion of Equity Values for PEO
Pay vs Performance Disclosure [Table]
Average Year End Fair Value of Equity Awards Granted in the Year that were Unvested at Year End
PEO [Member] | Strauss Zelnick
Pay vs Performance Disclosure [Table]
PEO Name		Strauss Zelnick	Strauss Zelnick	Strauss Zelnick	Strauss Zelnick
Non-PEO NEO [Member] | Average Exclusion of Stock Awards
Pay vs Performance Disclosure [Table]
Average Year End Fair Value of Equity Awards Granted in the Year that were Unvested at Year End		$ (4,620,159)
Non-PEO NEO [Member] | Average Inclusion of Equity Values
Pay vs Performance Disclosure [Table]
Average Year End Fair Value of Equity Awards Granted in the Year that were Unvested at Year End		5,092,889
Non-PEO NEO [Member] | Average Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Average Year End Fair Value of Equity Awards Granted in the Year that were Unvested at Year End		4,320,472
Non-PEO NEO [Member] | Average Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Average Year End Fair Value of Equity Awards Granted in the Year that were Unvested at Year End		489,722
Non-PEO NEO [Member] | Average Vesting Date Fair Value Of Equity Awards Granted During Year That Vested During Year For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Average Year End Fair Value of Equity Awards Granted in the Year that were Unvested at Year End
Non-PEO NEO [Member] | Average Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Average Year End Fair Value of Equity Awards Granted in the Year that were Unvested at Year End		282,695
Non-PEO NEO [Member] | Average Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Average Year End Fair Value of Equity Awards Granted in the Year that were Unvested at Year End
Non-PEO NEO [Member] | Average Value Of Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Included For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Average Year End Fair Value of Equity Awards Granted in the Year that were Unvested at Year End
Non-PEO NEO [Member] | Total Average Inclusion Of Equity Values For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Average Year End Fair Value of Equity Awards Granted in the Year that were Unvested at Year End		$ 5,092,889

[1]	Strauss Zelnick was our PEO for each fiscal year presented. The individuals comprising the Non-PEO NEOs for each fiscal year presented were Lainie Goldstein, Karl Slatoff, and Daniel Emerson.
[2]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.
[3]	Messrs. Zelnick and Slatoff were compensated for their respective services to the Company under the 2022 Management Agreement and, prior to May 23, 2022, the 2017 Management Agreement. The provisions of the 2022 Management Agreement and the 2017 Management Agreement establish the payments and benefits to which ZMC is entitled as consideration for providing the services set forth therein. In general, in connection with their provision of services to the Company, the actual amount of compensation received by Messrs. Zelnick and Slatoff is determined in the sole discretion of ZMC and without the Company’s knowledge, except that, under the terms of the 2022 Management Agreement and the 2017 Management Agreement, Mr. Zelnick may not receive more than 60% of the payments and benefits made to ZMC and Mr. Slatoff may not receive more than 40% of the payments and benefits made to ZMC. Amounts paid by ZMC to Messrs. Zelnick and Slatoff are not included in this disclosure.
[4]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 4 below.
[5]	The Peer Group TSR set forth in this table utilizes the RDG Technology Composite Index, which we have also utilized in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended March 31, 2024. The comparison assumes $100 was invested for the period starting March 31, 2020, through the end of the listed fiscal year in the Company and in the RDG Technology Composite Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
[6]	We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our NEOs in fiscal 2024. Adjusted EBITDA is a non-GAAP measure, which is defined as GAAP net income (loss) excluding the change in deferred net revenue and related cost of revenue, stock-based compensation, business reorganization, interest expense (income), depreciation and amortization, goodwill impairment, amortization and impairment of intangible assets, bonus, income taxes, impact of the revaluation of the Turkish Lira against the U.S. Dollar, fair value adjustments related to certain equity investments and acquisition-related costs. A reconciliation of GAAP net income to Adjusted EBITDA for fiscal 2024 is provided in Annex A. Adjusted EBITDA may not have been the most important financial performance measure in prior fiscal years, and we may determine a different financial performance measure to be the most important financial performance measure in future fiscal years.